MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.


                                        February 10, 1997


VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management


          Re:  Merrill Lynch Municipal Strategy Fund, Inc.
               Post-Effective Amendment No. 2 to the
               Registration Statement on Form N-2
               (Securities Act File No. 33-64311
               Investment Company Act File No. 811-7203
               ---------------------------------------------


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Municipal Strategy Fund, Inc. (the "Fund") hereby certifies that:

     (1) the form of prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2, constituting the most recent amendment to the Fund's Registration Statement on Form N-2; and

     (2)  the   text  of  Post-Effective  Amendment   No.  2  to  the  Fund's
          Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on February 5, 1997.


                                        Very truly yours,

                                        MERRILL LYNCH MUNICIPAL
                                          STRATEGY FUND, INC.


                                        By:  /s/ Mark B. Goldfus
                                             -------------------
                                             Secretary